Condensed income statement of Aegon N.V. (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Condensed Income Statements, Captions [Line Items]
Other income / (loss)	€ 1,239	€ 711	[1]	€ 2,469	[1]
Owners of Aegon N.V	1,239	710		2,469
Aegon N.V [member]
Condensed Income Statements, Captions [Line Items]
Net income / (loss) group companies	1,379	832		2,511
Other income / (loss)	(141)	(122)		(42)
Owners of Aegon N.V	€ 1,239	€ 710		€ 2,469

[1]	Amounts have been restated to reflect voluntary changes in accounting policies related to liability adequacy testing that was adopted by Aegon effective January 1, 2019. Refer to note 2.1.2 Voluntary changes in accounting policies for details about this change.